THE RBB FUND, INC.

SGI U.S. Large Cap Equity Fund

Class I Shares (Ticker: SILVX)

Class A Shares (Ticker: LVOLX)

Class C Shares (Ticker: SGICX)

SGI Global Equity Fund

Class I Shares (Ticker: SGLIX)

Class A Shares (Ticker: SGLAX)

Class C Shares

SGI Small Cap Core Fund

Class I Shares (Ticker: BOGIX)

(collectively, the “Funds”)

Supplement dated October 29, 2026

to the Statement of Additional Information dated December 31, 2025

Effective immediately, the paragraph in the section entitled “FINANCIAL STATEMENTS” of the Funds’ Statement of Additional Information is deleted in its entirety and replaced with the following:

FINANCIAL STATEMENTS

The audited financial statements and notes thereto in the Funds’ Annual Report to Shareholders on Form N-CSR for the fiscal year ended August 31, 2025 (the “Annual Report”) are incorporated by reference into this SAI. No other parts of the Annual Report are incorporated by reference herein. The financial statements included in the Annual Report for the fiscal year ended August 31, 2025 have been audited by Tait, Weller & Baker LLP, the Funds’ independent registered public accounting firm, whose report thereon also appears in the Annual Report and is incorporated by reference into this SAI. The financial statements and financial highlights presented in the Annual Report for the fiscal years ended on or before August 31, 2024 for each Fund were audited by the Funds’ prior independent registered public accounting firm, whose report thereon appeared in the Funds’ respective annual reports on Form N-CSR for the fiscal year ended August 31, 2024 and is incorporated by reference into this SAI. Such financial statements and financial highlights have been incorporated by reference herein in reliance upon such firms’ reports given upon their authority as experts in accounting and auditing. Copies of the Annual Report may be obtained at no charge by telephoning the Funds at the telephone number appearing on the front page of this SAI.

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Investors should retain this supplement for future reference.